Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) area	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 532,874	$ 202,047
Interest income	15,875	1,982
Interest expense	(224)	(404)
Equity in earnings of equity investees, net of tax	35,110	33,549
Income tax (expense)/benefit	(2,730)	4,215
Net income/(loss) attributable to the Company (US$'000)	168,551	(162,861)
Depreciation/amortization	(3,812)	(4,376)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,664	9,347
Segment information
Total assets	1,297,497		$ 1,029,445
Property, plant and equipment	96,829		75,947
Right-of-use assets	9,192		8,722
Leasehold land	11,387		11,830
Goodwill	3,064		3,137
Other intangible asset	52		85
Investments in equity investees	37,740		73,777
Oncology/Immunology segment
Segment reporting
Revenue from external customers	359,183	91,069
Other Ventures segment
Segment reporting
Revenue from external customers	173,691	110,978
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	359,183	91,069
Interest income	439	376
Equity in earnings of equity investees, net of tax		(2)
Income tax (expense)/benefit	14	6,221
Net income/(loss) attributable to the Company (US$'000)	134,353	(179,795)
Depreciation/amortization	(3,513)	(4,064)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,406	9,174
Segment information
Total assets	250,991		297,602
Property, plant and equipment	95,780		74,878
Right-of-use assets	7,754		6,517
Leasehold land	11,387		11,830
Investments in equity investees			316
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	279,034	27,552
Interest income	439	376
Equity in earnings of equity investees, net of tax		(2)
Income tax (expense)/benefit	(93)	6,657
Net income/(loss) attributable to the Company (US$'000)	121,382	(188,801)
Depreciation/amortization	(3,513)	(4,064)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,406	9,174
Segment information
Total assets	186,731		251,618
Property, plant and equipment	95,780		74,878
Right-of-use assets	7,754		6,517
Leasehold land	11,387		11,830
Investments in equity investees			316
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	9,977	27,552
Interest income	438	376
Equity in earnings of equity investees, net of tax		(2)
Income tax (expense)/benefit	(86)	(255)
Net income/(loss) attributable to the Company (US$'000)	(83,628)	(92,645)
Depreciation/amortization	(3,263)	(3,827)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,296	8,947
Segment information
Total assets	152,736		221,337
Property, plant and equipment	93,840		72,775
Right-of-use assets	4,887		3,350
Leasehold land	11,387		11,830
Investments in equity investees			316
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Revenue from external customers	269,057
Interest income	1
Income tax (expense)/benefit	(7)	6,912
Net income/(loss) attributable to the Company (US$'000)	205,010	(96,156)
Depreciation/amortization	(250)	(237)
Additions to non-current assets (other than financial instruments and deferred tax assets)	110	227
Segment information
Total assets	33,995		30,281
Property, plant and equipment	1,940		2,103
Right-of-use assets	2,867		3,167
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	80,149	63,517
Income tax (expense)/benefit	107	(436)
Net income/(loss) attributable to the Company (US$'000)	12,971	9,006
Segment information
Total assets	64,260		45,984
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	173,691	110,978
Interest income	238	92
Equity in earnings of equity investees, net of tax	35,110	33,551
Income tax (expense)/benefit	(939)	(317)
Net income/(loss) attributable to the Company (US$'000)	37,180	35,423
Depreciation/amortization	(165)	(154)
Additions to non-current assets (other than financial instruments and deferred tax assets)	243	160
Segment information
Total assets	170,366		235,500
Property, plant and equipment	826		735
Right-of-use assets	838		1,308
Goodwill	3,064		3,137
Other intangible asset	52		85
Investments in equity investees	37,740		73,461
Unallocated
Segment reporting
Interest income	15,198	1,514
Interest expense	(224)	(404)
Income tax (expense)/benefit	(1,805)	(1,689)
Net income/(loss) attributable to the Company (US$'000)	(2,982)	(18,489)
Depreciation/amortization	(134)	(158)
Additions to non-current assets (other than financial instruments and deferred tax assets)	15	$ 13
Segment information
Total assets	876,140		496,343
Property, plant and equipment	223		334
Right-of-use assets	$ 600		$ 897